Assets under management (Tables)	12 Months Ended
Dec. 31, 2013
Assets under management and net new assets
Assets under management

in / end of	2013		2012
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	160.3		182.2
Assets with discretionary mandates	255.4		225.3
Other assets under management	866.7		843.3
Assets under management (including double counting) [1]	1,282.4		1,250.8
of which double counting	47.0		63.8
Net new assets (CHF billion)
Total net new assets (including double counting)	32.1	[2]	10.8
1 Includes CHF 29.0 billion and CHF 53.0 billion assets under management from discontinued operations as of December 31, 2013 and 2012, respectively.
2 Includes CHF (4.0) billion and CHF (0.6) billion net asset outflows from discontinued operations in 2013 and 2012, respectively.